Note 14 - Segment Reporting (Details) - Net Revenues by Segment (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Feb. 02, 2013	Oct. 27, 2012	Jul. 28, 2012	Apr. 28, 2012	Jan. 28, 2012	Oct. 29, 2011	Jul. 30, 2011	Apr. 30, 2011	Feb. 02, 2013	Jan. 28, 2012	Jan. 29, 2011
Segment Reporting Information [Line Items]
Net Revenues	$ 53,729	$ 46,399	$ 39,808	$ 41,214	$ 51,943	$ 46,654	$ 35,820	$ 37,890	$ 181,150	$ 172,307	$ 172,428
Operating Loss									(22,869)	(27,220)	(34,286)
Interest expense, net									726	577	353
Loss before income taxes	(11,372)	(2,096)	(5,514)	(4,613)	(6,617)	(5,159)	(9,782)	(6,239)	(23,595)	(27,797)	(34,639)
Retail Store Segment [Member]
Segment Reporting Information [Line Items]
Net Revenues									125,595	123,223	122,444
Operating Loss									(16,161)	(23,670)	(22,766)
Direct Marketing Segment [Member]
Segment Reporting Information [Line Items]
Net Revenues									55,555	49,084	49,984
Operating Loss									$ (6,708)	$ (3,550)	$ (11,520)